Vessels, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2022	$148,175	$(28,451)	$119,724

Vessel additions	—	—	—
BWTS installation	555	—	555
Depreciation	—	(3,024)	(3,024)
Balance June 30, 2022	$148,730	$(31,475)	$117,255

On December 23, 2021, the Company entered into an agreement with a third-party to sell the small tankers, “Northsea Alpha” and “Northsea Beta”. Considering the required criteria by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels as “held for sale”, the Company concluded that all the criteria were met for both vessels. As at December 31, 2021, the aggregate amount of $8,509 was separately reflected in Vessel held-for-sale on the Consolidated Balance Sheets, representing the estimated fair market value of the vessel based on the vessel’s sale price, net of costs to sell. The difference between the estimated fair value less costs to sell of each vessel and the respective vessel’s carrying value plus the unamortized balance of its associated dry-docking cost, amounting to $2,389, was written-off and included in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2021 and classified as “Loss on vessels held-for-sale”. On January 28, 2022 and March 1, 2022, the “Northsea Alpha” and “Northsea Beta”, respectively, were sold. The aggregate sale price for the vessels was $8,900 of which, $5,780 was used for the prepayment of the “Northsea Alpha” and “Northsea Beta” loan facility and the balance for working capital.

As of June 30, 2022, additions amounted to $555 related to the ballast water treatment system installation of the “Pyxis Lamda”, of which, $437 was paid in the first quarter of 2022 and $118 was paid in May 2022.

As of June 30, 2022, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the period ended June 30, 2022.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)